Consolidated cash flow statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Net income from continuing operations	$ 11,939	$ 8,572	$ 6,049
Reversal of non-cash items and other adjustments	10,232	10,369	10,631
Dividends received from associated companies and others	1	2	1
Interest received	489	645	252
Interest paid	(855)	(751)	(667)
Other financial receipts		90	71
Other financial payments	(116)	(17)	(26)
Income taxes paid	(2,258)	(2,787)	(1,702)
Net cash flows from operating activities from continuing operations before working capital and provision changes	19,432	16,123	14,609
Payments out of provisions and other net cash movements in non-current liabilities	(1,107)	(1,534)	(774)
Change in net current assets and other operating cash flow items	(706)	(369)	(796)
Net cash flows from operating activities from continuing operations	17,619	14,220	13,039
Net cash flows from operating activities from discontinued operations		238	1,197
Total net cash flows from operating activities	17,619	14,458	14,236
Purchases of property, plant and equipment	(1,366)	(1,060)	(916)
Proceeds from sale of property, plant and equipment	86	237	158
Purchases of intangible assets	(2,448)	(1,693)	(1,323)
Proceeds from sale of intangible assets	80	1,955	170
Purchases of financial assets	(193)	(106)	(115)
Proceeds from sale of financial assets	957	348	133
Purchases of other non-current assets			(1)
Proceeds from sale of other non-current assets	3
Acquisitions and divestments of interests in associated companies, net	(10)	(11)	(24)
Acquisitions and divestments of businesses, net	(3,911)	(3,558)	(840)
Purchases of marketable securities, commodities and time deposits	(3,455)	(641)	(34,695)
Proceeds from sale of marketable securities, commodities and time deposits	2,744	11,248	39,357
Net cash flows (used in)/(from) investing activities from continuing operations	(7,513)	6,719	1,904
Net cash flows used in investing activities from discontinued operations		(1,123)	(436)
Total net cash flows (used in)/from investing activities	(7,513)	5,596	1,468
Dividends paid to shareholders of Novartis AG	(7,624)	(7,255)	(7,506)
Purchases of treasury shares	(8,331)	(8,719)	(10,652)
Proceeds from exercised options and other treasury share transactions, net	30	153	100
Proceeds from non-current financial debts	6,143
Repayments of the current portion of non-current financial debts	(2,160)	(2,223)	(2,575)
Change in current financial debts	958	546	252
Repayments of other current financial debts	(289)
Payments of lease liabilities	(262)	(258)	(262)
Payments from changes in ownership interests in consolidated subsidiaries	(293)
Other financing cash flows, net	86	192	(38)
Net cash flows used in financing activities from continuing operations	(11,742)	(17,564)	(20,681)
Net cash flows from financing activities from discontinued operations		3,286	119
Total net cash flows used in financing activities	(11,742)	(14,278)	(20,562)
Net change in cash and cash equivalents before effect of exchange rate changes	(1,636)	5,776	(4,858)
Effect of exchange rate changes on cash and cash equivalents	(298)	100	(32)
Net change in cash and cash equivalents	(1,934)	5,876	(4,890)
Cash and cash equivalents at beginning of period	13,393	7,517	12,407
Cash and cash equivalents at end of period	$ 11,459	$ 13,393	$ 7,517